FINANCIAL INSTRUMENTS - Aging of Trade and Other Receivables (Details) - Trade receivables and other - Financial assets past due but not impaired - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 2	$ 6
31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	2	6
Greater than 61 days
Disclosure of financial assets that are either past due or impaired [line items]
Carrying value	$ 0	$ 0